Schedule of Investments
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.38%
Belgium–0.78%
Anheuser-Busch InBev S.A./N.V.	41,187	$2,462,022
Canada–5.99%
Alimentation Couche-Tard, Inc.	77,472	4,133,287
Dollarama, Inc.	71,681	9,453,425
Shopify, Inc., Class A(a)	35,413	5,262,726
		18,849,438
China–7.01%
Alibaba Group Holding Ltd., ADR(b)	57,378	10,255,170
Tencent Holdings Ltd.	138,300	11,784,487
		22,039,657
Denmark–0.19%
Orsted A/S(a)(c)	34,520	600,461
France–12.83%
Airbus SE	21,813	5,093,901
Dassault Systemes SE	91,960	3,093,628
EssilorLuxottica S.A.	10,200	3,322,688
Hermes International S.C.A.	2,156	5,301,689
L’Oreal S.A.	6,240	2,711,200
LVMH Moet Hennessy Louis Vuitton SE	8,508	5,235,665
Sartorius Stedim Biotech	33,890	6,906,551
Schneider Electric SE	16,289	4,584,902
Societe Generale S.A.	61,876	4,119,476
		40,369,700
Germany–5.32%
Allianz SE	8,290	3,487,826
SAP SE	15,112	4,046,500
Siemens AG	34,067	9,197,340
		16,731,666
Guernsey–0.21%
Super Group (SGHC) Ltd.(b)	49,123	648,424
India–5.97%
Dr Lal PathLabs Ltd.(c)	164,927	5,806,823
ICICI Bank Ltd.	324,221	4,913,649
Reliance Industries Ltd.	523,972	8,048,106
		18,768,578
Ireland–2.82%
Accenture PLC, Class A	14,189	3,499,007
Flutter Entertainment PLC(a)	20,615	5,377,092
		8,876,099
Italy–2.75%
FinecoBank Banca Fineco S.p.A.	209,000	4,536,063
Ryanair Holdings PLC	141,014	4,120,772
		8,656,835
Japan–10.32%
Daikin Industries Ltd.	30,500	3,515,494
Hitachi Ltd.	156,800	4,154,113
Hoya Corp.	33,993	4,700,221
Shares		Value
Japan–(continued)
Keyence Corp.	10,924	$4,069,852
Mitsubishi UFJ Financial Group, Inc.	387,400	6,249,292
MonotaRO Co. Ltd.	273,600	3,972,328
Nintendo Co. Ltd.	27,200	2,353,323
OBIC Business Consultants Co. Ltd.	56,300	3,463,546
		32,478,169
Netherlands–6.21%
ASM International N.V.	7,839	4,728,091
ASML Holding N.V.	8,956	8,733,774
Universal Music Group N.V.	209,770	6,061,820
		19,523,685
Sweden–2.69%
Atlas Copco AB, Class A	158,025	2,679,785
Epiroc AB, Class A	60,343	1,277,465
Svenska Handelsbanken AB, Class A	345,756	4,511,297
		8,468,547
Switzerland–4.20%
Lonza Group AG	9,343	6,247,088
Sika AG	22,263	4,999,351
Straumann Holding AG	18,461	1,979,121
		13,225,560
Taiwan–5.16%
Taiwan Semiconductor Manufacturing Co. Ltd.	374,000	16,245,742
United Kingdom–14.49%
AstraZeneca PLC	43,478	6,660,873
BAE Systems PLC	396,330	11,032,407
Compass Group PLC	165,670	5,646,984
ConvaTec Group PLC(c)	1,283,198	4,006,467
HSBC Holdings PLC	273,734	3,863,239
RELX PLC	80,675	3,854,555
Rightmove PLC	402,212	3,841,059
RS Group PLC	409,602	3,139,745
Trainline PLC(a)(c)	948,302	3,548,653
		45,593,982
United States–11.44%
ARM Holdings PLC, ADR(a)(b)	4,127	583,929
Booking Holdings, Inc.	558	3,012,793
EPAM Systems, Inc.(a)	35,636	5,373,553
Experian PLC	112,093	5,630,112
Ferguson Enterprises, Inc.	35,507	7,974,405
Illumina, Inc.(a)(b)	40,127	3,810,861
ResMed, Inc.	35,090	9,605,186
		35,990,839
Total Common Stocks & Other Equity Interests (Cost $200,181,016)		309,529,404
Money Market Funds–1.61%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	1,778,241	1,778,241
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	3,302,446	$3,302,446
Total Money Market Funds (Cost $5,080,687)		5,080,687
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.99% (Cost $205,261,703)		314,610,091
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.80%
Invesco Private Government Fund, 4.14%(d)(e)(f)	3,295,150	3,295,150
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.26%(d)(e)(f)	8,649,086	$8,651,681
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,946,831)		11,946,831
TOTAL INVESTMENTS IN SECURITIES—103.79% (Cost $217,208,534)		326,556,922
OTHER ASSETS LESS LIABILITIES–(3.79)%		(11,929,151)
NET ASSETS–100.00%		$314,627,771
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at September 30, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
September 30, 2025 was $13,962,404, which represented 4.44% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,705,471	$32,246,304	$(32,173,534)	$-	$-	$1,778,241	$44,467
Invesco Treasury Portfolio, Institutional Class	3,167,303	59,885,991	(59,750,848)	-	-	3,302,446	81,876
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,928,275	98,770,241	(97,403,366)	-	-	3,295,150	112,785*
Invesco Private Prime Fund	5,070,042	166,414,619	(162,832,616)	-	(364)	8,651,681	309,934*
Total	$11,871,091	$357,317,155	$(352,160,364)	$-	$(364)	$17,027,518	$549,062

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$—	$2,462,022	$—	$2,462,022
Canada	18,849,438	—	—	18,849,438
China	10,255,170	11,784,487	—	22,039,657
Denmark	—	600,461	—	600,461
France	—	40,369,700	—	40,369,700
Germany	—	16,731,666	—	16,731,666
Guernsey	648,424	—	—	648,424
India	—	18,768,578	—	18,768,578
Ireland	3,499,007	5,377,092	—	8,876,099
Italy	—	8,656,835	—	8,656,835
Japan	—	32,478,169	—	32,478,169
Netherlands	—	19,523,685	—	19,523,685
Sweden	—	8,468,547	—	8,468,547
Switzerland	—	13,225,560	—	13,225,560
Taiwan	—	16,245,742	—	16,245,742
United Kingdom	—	45,593,982	—	45,593,982
United States	22,386,322	13,604,517	—	35,990,839
Money Market Funds	5,080,687	11,946,831	—	17,027,518
Total Investments	$60,719,048	$265,837,874	$—	$326,556,922
Invesco V.I. International Growth Fund